Equity - Summary Of Changes In The accumulated Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	₩ (639,206)	₩ (416,553)	₩ (572,160)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	678,396	(312,733)	164,833
Reclassification adjustments	199,365	21,278	(31,403)
Income tax effect	(219,629)	68,802	22,177
Ending balance	18,926	(639,206)	(416,553)
Net gain (loss) on valuation of financial assets at FVTOCI
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(645,731)	(162,522)	(9,833)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	783,583	(659,906)	(174,113)
Reclassification adjustments	200,309	21,498	(32,624)
Income tax effect	(258,467)	155,199	54,048
Ending balance	₩ 79,694	₩ (645,731)	₩ (162,522)
Explanation of transfers of cumulative gain or loss within equity of investments in equity instruments designated at fair value through other comprehensive income	The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to 86 million Won and (50) million Won are due to disposal of equity securities and non-current assets held for sale, respectively during the period.	The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to (10,254) million Won and 279 million Won are due to disposal of equity securities and non-current assets held for sale, respectively during the period.	The increase (decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to (2,220) million Won, 946 million Won and (947) million Won are due to disposal of equity securities, equity method investments and non-current assets held for sale, respectively during the period.
Changes in capital due to equity method
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	₩ 475	₩ (138)	₩ (2,609)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	(1,434)	6,563	3,885
Reclassification adjustments	0	0	0
Income tax effect	4,430	(5,950)	(1,414)
Ending balance	3,471	475	(138)
Gain (loss) on foreign currency translation of foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(24,202)	(63,781)	(298,363)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	39,458	33,368	239,614
Reclassification adjustments	0	0	0
Income tax effect	323	6,211	(5,032)
Ending balance	15,579	(24,202)	(63,781)
Remeasurement gain (loss) related to defined benefit plan
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	55,235	(195,944)	(261,195)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	(108,217)	346,553	90,337
Reclassification adjustments	0	0	0
Income tax effect	28,720	(95,374)	(25,086)
Ending balance	(24,262)	55,235	(195,944)
Gain (loss) on valuation of derivatives designated as cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(4,282)	5,553	(1,386)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	(15,906)	(10,373)	6,416
Reclassification adjustments	(944)	(220)	1,221
Income tax effect	326	758	(698)
Ending balance	(20,806)	(4,282)	5,553
Capital related to noncurrent assets held for sale
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0	279	1,226
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(385)	(1,306)
Reclassification adjustments		0	0
Income tax effect		106	359
Ending balance		0	279
Gain (loss) on hedges of net investment in foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(20,701)	0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	(19,088)	(28,553)
Reclassification adjustments	0	0
Income tax effect	5,039	7,852
Ending balance	₩ (34,750)	₩ (20,701)	₩ 0